Material Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Detail) - Connected transactions with Unicom Group and its subsidiaries [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Charges for value-added telecommunications services	¥ 188	¥ 69	¥ 43
Rental charges for short-term property leasing and related services charges	999	989	1,033
Charges for short term lease of telecommunications resources and related services	283	290	277
Charges for engineering design and construction services	2,034	1,537	2,055
Charges for shared services	77	77	77
Charges for materials procurement services	47	20	34
Charges for ancillary telecommunications services	2,735	2,417	2,905
Charges for comprehensive support services	979	1,052	1,231
Income from comprehensive support services	229	203	83
Lending by Finance Company to Unicom Group and its subsidiary	16,500	11,434	13,558
Repayment of loans lending by Finance Company to Unicom Group	13,704	11,134	6,354
Interest income from lending services	¥ 387	¥ 370	¥ 150